Merger Agreement (Details) - CIK 0001441693 Pro Farm Group, Inc	6 Months Ended
	Jun. 30, 2022 $ / shares	Jul. 12, 2022 $ / shares	Dec. 31, 2021 $ / shares
Merger Agreement
Common stock, par or stated value per share	$ 0.00001	$ 0.0001	$ 0.00001
Cancelled and extinguished	$ 2.26
Merger Agreement
Merger Agreement
Common stock, par or stated value per share		$ 0.00001
Exchange ratio of shares with Bioceres' shares		0.088